Leases (Details) - Schedule of Undiscounted Future Minimum Lease Payment Schedule	Oct. 31, 2022 USD ($)
Schedule of Undiscounted Future Minimum Lease Payment Schedule [Abstract]
2023 (six months from May 1, 2023 to October 31, 2023)	$ 388,496
2024	225,779
2025	202,733
Total	$ 817,008